CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred tax expense and current income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current tax expense	$ (3,602)	$ 72,999	$ 77,713
Adjustment to previous period’s current tax	(199)	(352)	362
Total current tax expense, net	(3,801)	72,647	78,075
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(546,387)	(126,344)	(126,344)
Total deferred tax expense, net	(546,387)	(126,344)	(126,344)
Income/(loss) tax expense	$ (550,188)	$ (53,697)	$ (48,269)